Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current tax provision
Current tax provision	$ 254,105	$ 122,133	$ 250,305
Deferred tax provision (benefit)
Deferred tax provision (benefit)	89,602	(86,022)	(1,664)
Income tax provision	343,707	36,111	248,641
BVI [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
PRC [Member]
Current tax provision
Current tax provision	254,105	122,133	250,305
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ 89,602	$ (86,022)	$ (1,664)